Plan of arrangement and discontinued operations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	May 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash	$ 7,068		$ 13,262	$ 22,657	$ 33,388
Disposal Group, Including Discontinued Operation, Assets, Current		$ 8,980	348
Long-term assets
Equipment	112		43
Mineral property interest	532		496
Reclamation deposits and other	12		9
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		38,205	38,885
Current liabilities
Accounts payable and accrued liabilities	(247)		(225)
Long-term liabilities
Deferred income taxes	$ (27)		(150)
Mason Resources Corp [Member]
Current assets
Cash		8,843	129
Receivables and prepaids		137	219
Long-term assets
Equipment		25	25
Mineral property interest		37,699	38,379
Reclamation deposits and other		481	481
Current liabilities
Accounts payable and accrued liabilities		(34)	(230)
Long-term liabilities
Deferred income taxes		(2,937)	(3,015)
Net assets		$ 44,214	$ 35,988